Revenue - Summary of Other Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,058,109	$ 2,034,261	$ 2,368,085
Sales of vehicles
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,805,635	1,975,864	2,313,124
Revenue recognized at the point of delivery | Sales of vehicles
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,764,908	1,943,508	2,289,780
Revenue recognized over contract period | Sales of vehicles
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 40,727	$ 32,356	$ 23,344